Supplement dated September 19, 2016
to the Prospectus, each as supplemented, if applicable, of each of the following Funds (each a Fund and together the
Funds):
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Asset Allocation Fund	5/1/2016
Columbia Variable Portfolio - Contrarian Core Fund	5/1/2016
Columbia Variable Portfolio - Diversified Absolute Return Fund	5/1/2016
Columbia Variable Portfolio - Long Government/Credit Bond Fund	5/1/2016
Columbia Variable Portfolio - Managed Volatility Conservative Fund	5/1/2016
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund	5/1/2016
Columbia Variable Portfolio - Managed Volatility Growth Fund	5/1/2016
Columbia Variable Portfolio - Select Large Cap Growth Fund	5/1/2016
Columbia Variable Portfolio - Small Cap Value Fund	5/1/2016
Columbia Variable Portfolio - Small Company Growth Fund	5/1/2016
Columbia Variable Portfolio - Strategic Income Fund	5/1/2016
Variable Portfolio - AQR Managed Futures Strategy Fund	5/1/2016
Variable Portfolio - Lazard International Equity Advantage Fund	5/1/2016
Variable Portfolio - Multi-Manager Diversified Income Fund	5/1/2016
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund	5/1/2016
Effective immediately, the second FUNDamentals box in the subsection "Share Price Determination" in the "About Fund Shares and Transactions" section of the Prospectus for each of the above mentioned Funds is hereby superseded and replaced with the following:
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6598-3 A (9/16)

Supplement dated September 19, 2016
to each Prospectus, each as supplemented, if applicable, of each of the following Funds (each a Fund and together the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Balanced Fund	5/1/2016
Columbia Variable Portfolio - Commodity Strategy Fund	5/1/2016
Columbia Variable Portfolio - Core Equity Fund	5/1/2016
Columbia Variable Portfolio - Disciplined Core Fund	5/1/2016
Columbia Variable Portfolio - Dividend Opportunity Fund	5/1/2016
Columbia Variable Portfolio - Emerging Markets Bond Fund	5/1/2016
Columbia Variable Portfolio - Emerging Markets Fund	5/1/2016
Columbia Variable Portfolio - Global Bond Fund	5/1/2016
Columbia Variable Portfolio - Government Money Market Fund	5/1/2016
Columbia Variable Portfolio - High Yield Bond Fund	5/1/2016
Columbia Variable Portfolio - Income Opportunities Fund	5/1/2016
Columbia Variable Portfolio - Intermediate Bond Fund	5/1/2016
Columbia Variable Portfolio - Large Cap Growth Fund	5/1/2016
Columbia Variable Portfolio - Large Cap Index Fund	5/1/2016
Columbia Variable Portfolio - Limited Duration Credit Fund	5/1/2016
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund	5/1/2016
Columbia Variable Portfolio - Mid Cap Growth Fund	5/1/2016
Columbia Variable Portfolio - Mid Cap Value Fund	5/1/2016
Columbia Variable Portfolio - Select International Equity Fund	5/1/2016
Columbia Variable Portfolio - Select Large-Cap Value Fund	5/1/2016
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	5/1/2016
Columbia Variable Portfolio - Seligman Global Technology Fund	5/1/2016
Columbia Variable Portfolio - U.S. Equities Fund	5/1/2016
Columbia Variable Portfolio - U.S. Government Mortgage Fund	5/1/2016
Variable Portfolio - Aggressive Portfolio	5/1/2016
Variable Portfolio - American Century Diversified Bond Fund	5/1/2016
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund	5/1/2016
Variable Portfolio - CenterSquare Real Estate Fund	5/1/2016
Variable Portfolio - Columbia Wanger International Equities Fund	5/1/2016
Variable Portfolio - Conservative Portfolio	5/1/2016
Variable Portfolio - DFA International Value Fund	5/1/2016
Variable Portfolio - Eaton Vance Floating-Rate Income Fund	5/1/2016
Variable Portfolio - J.P. Morgan Core Bond Fund	5/1/2016
Variable Portfolio - Jennison Mid Cap Growth Fund	5/1/2016
Variable Portfolio - Loomis Sayles Growth Fund	5/1/2016
Variable Portfolio - MFS Blended Research Core Equity Fund	5/1/2016
Variable Portfolio - MFS Value Fund	5/1/2016
Variable Portfolio - Moderate Portfolio	5/1/2016
Variable Portfolio - Moderately Aggressive Portfolio	5/1/2016
Variable Portfolio - Moderately Conservative Portfolio	5/1/2016
Variable Portfolio - Morgan Stanley Advantage Fund	5/1/2016
Variable Portfolio - NFJ Dividend Value Fund	5/1/2016
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund	5/1/2016
Variable Portfolio - Oppenheimer International Growth Fund	5/1/2016
S-6466-275 A (9/16)

Fund	Prospectus Dated
Variable Portfolio - Partners Small Cap Growth Fund	5/1/2016
Variable Portfolio - Partners Small Cap Value Fund	5/1/2016
Variable Portfolio - Pyramis International Equity Fund	5/1/2016
Variable Portfolio - TCW Core Plus Bond Fund	5/1/2016
Variable Portfolio - Victory Sycamore Established Value Fund	5/1/2016
Variable Portfolio - Wells Fargo Short Duration Government Fund	5/1/2016
Effective immediately, the second FUNDamentals box in the subsection "Share Price Determination" in the "About Fund Shares and Transactions" section of the Prospectus for each of the above mentioned Funds is hereby superseded and replaced with the following:
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

S-6466-275 A (9/16)

Supplement dated September 19, 2016
to each of the following Statements of Additional Information (each an SAI and collectively the SAIs), each as supplemented:
SAI	SAI Dated
Columbia Funds Variable Insurance Trust	5/1/2016
Columbia Funds Variable Series Trust II	6/21/2016
Effective immediately, the definition for the term Business Day under the heading "Glossary" in the "SAI Primer" section of each of the above mentioned SAIs is hereby superseded and replaced with the following:
Any day on which the NYSE is open for business. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
The rest of the section remains the same.
Effective immediately, the third paragraph in the subsection "Purchase and Redemption" in the "Purchase, Redemption and Pricing of Shares" section of each of the above mentioned SAIs is hereby superseded and replaced with the following
Purchases of shares of the Funds may be effected on a Business Day. The Trust and the Distributor reserve the right to reject any purchase order. The issuance of shares is recorded on the books of the Trust, and share certificates are not issued. Purchase orders for shares in the Funds that are received by the Distributor or by the Transfer Agent before the end of the Business Day (typically 4:00 p.m., Eastern time) are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund’s Custodian.
Effective immediately, the first paragraph in the subsection "Offering Price" in the "Purchase, Redemption and Pricing of Shares" section of each of the above mentioned SAIs is hereby superseded and replaced with the following:
The share price of each Fund is based on each Fund’s net asset value (NAV) per share, which is calculated separately for each class of shares as of the end of the Business Day.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-276 A (9/16)